Property, Plant and Equipment - Summary of Cost for Exploratory Wells (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($) Well Project	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Disclosure of Property, Plant and Equipment Cost for Exploratory Wells under Assessment [line items]
Amount	$ 132,832	$ 138,753	$ 91,533
Exploration wells [member] | From 1 to 5 years [member]
Disclosure of Property, Plant and Equipment Cost for Exploratory Wells under Assessment [line items]
Amount	$ 1,399
Number of projects | Project	1
Number of Wells | Well	1